Fees Summary	Mar. 31, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 6,958.84
Total Fee Amount	6,958.84
Total Transaction Valuation	50,389,853.64
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A